INCOME TAXES (Details 4) - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024
Deferred tax assets:
Net operating loss	$ (5,717)	$ (5,590)
Deferred tax asset (unrecognized)	5,717	5,590
Deferred tax asset
Deferred tax liabilities:
In-process research and development
Deferred tax liability
Net deferred tax liability